Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.2%
Communication Services - 7.9%
Alphabet, Inc. - Class C *	129	$373,273
Comcast Corp. - Class A	32,250	1,623,143
Walt Disney Co. *	7,481	1,158,732
		3,155,148
Consumer Discretionary - 8.1%
Booking Holdings, Inc. *	274	657,389
BorgWarner, Inc.	32,497	1,464,640
Expedia Group, Inc. *	3,693	667,399
Hasbro, Inc.	4,345	442,234
		3,231,662
Consumer Staples - 6.7%
Anheuser-Busch InBev SA/NV - ADR	14,405	872,222
JM Smucker Co.	4,440	603,041
Philip Morris International, Inc.	12,481	1,185,695
		2,660,958
Energy - 5.2%
Chevron Corp.	4,630	543,331
Royal Dutch Shell - Class A - ADR	25,988	1,127,879
Schlumberger Ltd.	13,135	393,393
		2,064,603
Financials - 22.1%
American Express Co.	5,711	934,320
Ameriprise Financial, Inc.	1,254	378,282
Bank of America Corp.	25,134	1,118,212
Berkshire Hathaway, Inc. - Class B *	4,441	1,327,859
Chubb Ltd.	6,014	1,162,566
Citigroup, Inc.	17,583	1,061,837
PNC Financial Services Group, Inc.	3,768	755,559
Prudential Financial, Inc.	6,603	714,709
RenaissanceRe Holdings, Ltd.	7,853	1,329,748
		8,783,092
Health Care - 17.3%
AbbVie, Inc.	8,165	1,105,541
Biogen, Inc. *	2,058	493,755
Boston Scientific Corp. *	17,771	754,912
CVS Health Corp.	12,607	1,300,538
McKesson Corp.	3,917	973,649
Merck & Co., Inc.	14,573	1,116,875
UnitedHealth Group, Inc.	2,240	1,124,794
		6,870,064
Industrials - 10.4%
Canadian National Railway Co.	4,239	520,804
Cummins, Inc.	4,385	956,544
Emerson Electric Co.	4,262	396,238
General Electric Co.	9,569	903,983
Lockheed Martin Corp.	2,274	808,202
Westinghouse Air Brake Technologies Corp.	6,069	559,016
		4,144,787
Information Technology - 9.8%
Cisco Systems, Inc.	13,586	860,945
DXC Technology Co. *	17,969	578,422
Intel Corp.	14,993	772,139
Oracle Corp.	5,622	490,295
SS&C Technologies Holdings, Inc.	14,293	1,171,740
		3,873,541
Materials - 3.9%
Avery Dennison Corp.	1,719	372,284
DuPont de Nemours, Inc.	7,624	615,866
International Flavors & Fragrances, Inc.	3,812	574,278
		1,562,428
Utilities - 3.8%
Ameren Corp.	4,130	367,611
Public Service Enterprise Group, Inc.	16,783	1,119,930
		1,487,541
Total Common Stocks
(Cost $29,928,574)		37,833,824

MONEY MARKET FUND - 4.6%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $1,848,311)	1,848,311	1,848,311

Total Investments - 99.8%
(Cost $31,776,885)		39,682,135
Other Assets and Liabilities, Net - 0.2%		83,475
Total Net Assets - 100.0%		$39,765,610

* Non-income producing security.
ADR - American Depositary Receipt
^ Variable rate security - The rate shown is the rate in effect as of December 31, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,833,824	$-	$-	$37,833,824
Money Market Fund	1,848,311	-	-	1,848,311
Total Investments	$39,682,135	$-	$-	$39,682,135

Refer to the Schedule of Investments for further information on the classification of investments.